Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 20, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Average Summary Compensation	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based on:			Company
Year (1)	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 1 (2)	Summary Compensation Table Total for PEO 2	Compensation Actually Paid to PEO 2 (3)	Table Total for Non-PEO Named Executive Officers	to Non-PEO Named Executive Officers (4)	Company Total Stockholder Return (5)	Peer Group Total Stockholder Return (6)	Company Net Income (Loss) (in thousands) (7)	Selected Measure: Operating Margin (8)
2022	$308,927	$308,927	$3,662,058	$5,924,626	$1,744,762	$2,699,712	$186.41	$143.33	$1,050,249	63%
2021	$349,162	$349,162	n/a	n/a	$2,443,348	$8,179,867	$150.00	$101.13	$559,716	56%
2020	$255,462	$255,462	n/a	n/a	$1,692,176	$($16,291)	$56.12	$61.71	($1,868,983)	(102%)
(1)

We have never sponsored or maintained any defined benefit or actuarial pension plans, and therefore no pension value adjustments were made to the compensation actually paid amounts set forth in this table. To date, we have not granted any option awards to any Named Executive Officer. The Company began paying dividends in 2021.

Fair value amounts included in the table above and in the following footnotes are computed in accordance with FASB ASC 718 and, for any awards subject to market conditions, the fair value as of a given date was calculated based upon the probable outcome of such conditions as of such date. In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables above. For PSUs with a relative TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant. The range of estimates used in the Monte Carlo calculations are as follows: (a) for PSUs granted in 2019, (i) expected volatility of 87.06% and risk-free interest rate of 0.10% as of December 31, 2020, and (ii) expected volatility of 35.04% and risk-free interest rate of 1.57% as of December 31, 2019; and (b) for PSUs granted in 2020, (i) expected volatility of 51.94% and risk-free interest rate of 0.39% as of December 31, 2021, and (ii) expected volatility of 66.73% and risk-free interest rate of 0.13% as of December 31, 2020. For a discussion of the assumptions made in the valuation of these awards at grant, see Note 13—Stock Based Compensation to our audited financial statements included in our 2022 Form 10-K.

(2)

Mr. Chazen, who served as our Chairman, President and Chief Executive Officer from the date of our Business Combination until September 20, 2022, is included as PEO 1 for fiscal years 2022, 2021, and 2020. He received no equity awards from the Company during his tenure. As a result, no amounts have been deducted from or added to the Summary Compensation Table Total amounts reported for him in the preceding column, and therefore the compensation actually paid to Mr. Chazen during fiscal years 2022, 2021, and 2020 is identical to the Summary Compensation Table total amounts for such fiscal years.

(3)

Mr. Stavros was appointed as our President and Chief Executive Officer effective September 21, 2022 and is included as PEO 2 for fiscal year 2022. From the Summary Compensation Table Total amount reported for him in the preceding column, the following amounts were deducted and added for him for 2022 as indicated below:

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Year	Aggregate Grant Date Fair Value of Stock Awards Granted During the Covered Year	Fair Value of Covered Year Stock Awards Outstanding and Unvested as of End of Covered Year	Change in Fair Value (from End of Prior Fiscal Year) of Prior Years’ Stock Awards Outstanding and Unvested as of End of Covered Year	Fair Value of Covered Year Stock Awards that Vested during the Covered Year as of the Vesting Date	Change in Fair Value (from End of Prior Year) of Prior Years’ Stock Awards that Vested during Covered Year as of the Vesting Date	Fair Value of Prior Years’ Stock Awards that Failed to Meet Applicable Vesting Conditions during the Covered Year at End of Covered Year	Dollar Value of any Dividends Paid on Unvested Stock Awards during Covered Year Not Otherwise Included in Total Compensation for the Covered Year	TOTAL AMOUNT ADDED
2022	$1,997,089	$2,444,663	$1,250,557	n/a	$418,807	n/a	$143,771	$4,257,797

(4)

For fiscal year 2022, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Corales, Yang, and Millican. For fiscal years 2021 and 2020, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Stavros, Yang, and Millican. From the Average Summary Compensation Table Total amounts reported in the preceding column, the following average amounts were deducted and added for such individuals in the relevant years as indicated below:

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Year	Aggregate Grant Date Fair Value of Stock Awards Granted During the Covered Year	Fair Value of Covered Year Stock Awards Outstanding and Unvested as of End of Covered Year	Change in Fair Value (from End of Prior Fiscal Year) of Prior Years’ Stock Awards Outstanding and Unvested as of End of Covered Year	Fair Value of Covered Year Stock Awards that Vested during the Covered Year as of the Vesting Date	Change in Fair Value (from End of Prior Year) of Prior Years’ Stock Awards that Vested during Covered Year as of the Vesting Date	Fair Value of Prior Years’ Stock Awards that Failed to Meet Applicable Vesting Conditions during the Covered Year at End of Covered Year	Dollar Value of any Dividends Paid on Unvested Stock Awards during Covered Year Not Otherwise Included in Total Compensation for the Covered Year	TOTAL AMOUNT ADDED
2022	$853,057	$1,043,259	$509,488	n/a	$191,498	n/a	$62,069	$1,806,314
2021	$1,443,129	$2,917,453	$2,838,801	n/a	$1,406,855	n/a	$16,539	$7,179,648
2020	$997,365	$1,064,297	($1,317,289)	n/a	($458,110)	n/a	n/a	($711,102)

(5)

Assumes an investment of $100 was made in the Company's Class A Common Stock on December 31, 2019, and measures cumulative total stockholder return from that date through and including December 31 of the specified year.

(6)

Assumes an investment of $100 was made in the S&P Oil & Gas Exploration and Production ETF on December 31, 2019, and measures cumulative total stockholder return from that date through and including December 31 of the specified year.

(7)	Reflects the Company’s net income reflected in the Company’s audited GAAP financial statements for each specified fiscal year.

(8)

Reflects the Company’s operating margin for each specified fiscal year. Please refer to “Compensation Discussion and Analysis—2022 Compensation Decisions—Annual Incentive Program” for information regarding how we calculate operating margin. In determining operating margin for purposes of our 2020 bonus program and as reported in the table above, the Compensation Committee excluded approximately $1.38 million related to impairment of oil and natural gas properties; no exclusions were made for 2021 or 2022.

Company Selected Measure Name			operating margin
Named Executive Officers, Footnote [Text Block]

(2)

Mr. Chazen, who served as our Chairman, President and Chief Executive Officer from the date of our Business Combination until September 20, 2022, is included as PEO 1 for fiscal years 2022, 2021, and 2020. He received no equity awards from the Company during his tenure. As a result, no amounts have been deducted from or added to the Summary Compensation Table Total amounts reported for him in the preceding column, and therefore the compensation actually paid to Mr. Chazen during fiscal years 2022, 2021, and 2020 is identical to the Summary Compensation Table total amounts for such fiscal years.

(3)

Mr. Stavros was appointed as our President and Chief Executive Officer effective September 21, 2022 and is included as PEO 2 for fiscal year 2022. From the Summary Compensation Table Total amount reported for him in the preceding column, the following amounts were deducted and added for him for 2022 as indicated below:

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Year	Aggregate Grant Date Fair Value of Stock Awards Granted During the Covered Year	Fair Value of Covered Year Stock Awards Outstanding and Unvested as of End of Covered Year	Change in Fair Value (from End of Prior Fiscal Year) of Prior Years’ Stock Awards Outstanding and Unvested as of End of Covered Year	Fair Value of Covered Year Stock Awards that Vested during the Covered Year as of the Vesting Date	Change in Fair Value (from End of Prior Year) of Prior Years’ Stock Awards that Vested during Covered Year as of the Vesting Date	Fair Value of Prior Years’ Stock Awards that Failed to Meet Applicable Vesting Conditions during the Covered Year at End of Covered Year	Dollar Value of any Dividends Paid on Unvested Stock Awards during Covered Year Not Otherwise Included in Total Compensation for the Covered Year	TOTAL AMOUNT ADDED
2022	$1,997,089	$2,444,663	$1,250,557	n/a	$418,807	n/a	$143,771	$4,257,797

(4)

For fiscal year 2022, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Corales, Yang, and Millican. For fiscal years 2021 and 2020, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Stavros, Yang, and Millican. From the Average Summary Compensation Table Total amounts reported in the preceding column, the following average amounts were deducted and added for such individuals in the relevant years as indicated below:

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Year	Aggregate Grant Date Fair Value of Stock Awards Granted During the Covered Year	Fair Value of Covered Year Stock Awards Outstanding and Unvested as of End of Covered Year	Change in Fair Value (from End of Prior Fiscal Year) of Prior Years’ Stock Awards Outstanding and Unvested as of End of Covered Year	Fair Value of Covered Year Stock Awards that Vested during the Covered Year as of the Vesting Date	Change in Fair Value (from End of Prior Year) of Prior Years’ Stock Awards that Vested during Covered Year as of the Vesting Date	Fair Value of Prior Years’ Stock Awards that Failed to Meet Applicable Vesting Conditions during the Covered Year at End of Covered Year	Dollar Value of any Dividends Paid on Unvested Stock Awards during Covered Year Not Otherwise Included in Total Compensation for the Covered Year	TOTAL AMOUNT ADDED
2022	$853,057	$1,043,259	$509,488	n/a	$191,498	n/a	$62,069	$1,806,314
2021	$1,443,129	$2,917,453	$2,838,801	n/a	$1,406,855	n/a	$16,539	$7,179,648
2020	$997,365	$1,064,297	($1,317,289)	n/a	($458,110)	n/a	n/a	($711,102)

Peer Group Issuers, Footnote [Text Block]

(6)

Assumes an investment of $100 was made in the S&P Oil & Gas Exploration and Production ETF on December 31, 2019, and measures cumulative total stockholder return from that date through and including December 31 of the specified year.

Adjustment To PEO Compensation, Footnote [Text Block]

(2)

Mr. Chazen, who served as our Chairman, President and Chief Executive Officer from the date of our Business Combination until September 20, 2022, is included as PEO 1 for fiscal years 2022, 2021, and 2020. He received no equity awards from the Company during his tenure. As a result, no amounts have been deducted from or added to the Summary Compensation Table Total amounts reported for him in the preceding column, and therefore the compensation actually paid to Mr. Chazen during fiscal years 2022, 2021, and 2020 is identical to the Summary Compensation Table total amounts for such fiscal years.

(3)

Mr. Stavros was appointed as our President and Chief Executive Officer effective September 21, 2022 and is included as PEO 2 for fiscal year 2022. From the Summary Compensation Table Total amount reported for him in the preceding column, the following amounts were deducted and added for him for 2022 as indicated below:

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Year	Aggregate Grant Date Fair Value of Stock Awards Granted During the Covered Year	Fair Value of Covered Year Stock Awards Outstanding and Unvested as of End of Covered Year	Change in Fair Value (from End of Prior Fiscal Year) of Prior Years’ Stock Awards Outstanding and Unvested as of End of Covered Year	Fair Value of Covered Year Stock Awards that Vested during the Covered Year as of the Vesting Date	Change in Fair Value (from End of Prior Year) of Prior Years’ Stock Awards that Vested during Covered Year as of the Vesting Date	Fair Value of Prior Years’ Stock Awards that Failed to Meet Applicable Vesting Conditions during the Covered Year at End of Covered Year	Dollar Value of any Dividends Paid on Unvested Stock Awards during Covered Year Not Otherwise Included in Total Compensation for the Covered Year	TOTAL AMOUNT ADDED
2022	$1,997,089	$2,444,663	$1,250,557	n/a	$418,807	n/a	$143,771	$4,257,797

Non-PEO NEO Average Total Compensation Amount			$ 1,744,762	$ 2,443,348	$ 1,692,176
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,699,712	8,179,867	(16,291)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)

For fiscal year 2022, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Corales, Yang, and Millican. For fiscal years 2021 and 2020, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Stavros, Yang, and Millican. From the Average Summary Compensation Table Total amounts reported in the preceding column, the following average amounts were deducted and added for such individuals in the relevant years as indicated below:

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Year	Aggregate Grant Date Fair Value of Stock Awards Granted During the Covered Year	Fair Value of Covered Year Stock Awards Outstanding and Unvested as of End of Covered Year	Change in Fair Value (from End of Prior Fiscal Year) of Prior Years’ Stock Awards Outstanding and Unvested as of End of Covered Year	Fair Value of Covered Year Stock Awards that Vested during the Covered Year as of the Vesting Date	Change in Fair Value (from End of Prior Year) of Prior Years’ Stock Awards that Vested during Covered Year as of the Vesting Date	Fair Value of Prior Years’ Stock Awards that Failed to Meet Applicable Vesting Conditions during the Covered Year at End of Covered Year	Dollar Value of any Dividends Paid on Unvested Stock Awards during Covered Year Not Otherwise Included in Total Compensation for the Covered Year	TOTAL AMOUNT ADDED
2022	$853,057	$1,043,259	$509,488	n/a	$191,498	n/a	$62,069	$1,806,314
2021	$1,443,129	$2,917,453	$2,838,801	n/a	$1,406,855	n/a	$16,539	$7,179,648
2020	$997,365	$1,064,297	($1,317,289)	n/a	($458,110)	n/a	n/a	($711,102)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company Cumulative TSR; Comparison of Company Cumulative TSR and Peer Group Cumulative TSR

The Company’s cumulative TSR is substantially in line with that of our industry indexed peer group during 2020 and outperforms the peer group through the end of 2021 and 2022. In addition, the compensation actually paid to our Named Executive Officers (other than Mr. Chazen) is generally aligned with the Company’s TSR performance. We believe this is due primarily to the Company’s use of long term equity-based compensation awards, which comprise a substantial portion of the total compensation paid to the Company’s Named Executive Officers (other than Mr. Chazen). For example, in 2021, when our TSR increased approximately 90% from 2020 and was almost 50% more than that of our industry indexed peer group, the average compensation actually paid to our non-PEO Named Executive Officers also substantially increased due to the increase in our stock price over that period. As stated below under “—Tabular List of Performance Measures,” stock price and relative total stockholder return are two of the most important performance measures we use to determine compensation actually paid in 2022, although the peer group used to calculate relative TSR for purposes of our PSU awards is different than the industry index included for purposes of the table above. Please see “Compensation Discussion and Analysis—2022 Compensation Decisions—Long Term Equity-Based Compensation” for the description of how we use stock price and relative TSR in our executive compensation program.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Company Net Income

The Company’s net income sharply increased from 2020 to 2021, as a result of oil and natural gas property impairments recorded during 2020, while no such impairments were recorded in 2021. Our net income then grew steadily over the next year, almost doubling between 2021 and 2022. During that same period, the average compensation actually paid to our non-PEO Named Executive Officers increased significantly from 2020 to 2021 but dipped to roughly one-third of the prior year’s average compensation actually paid in 2022. We believe this is due in large part to the significant emphasis the Company places on long term equity-based compensation awards, which are sensitive to changes in stock price, as well as the Company’s leadership changes and internal promotions during 2022, which resulted in changes to the individuals and compensation levels included in the calculations of PEO and average other Named Executive Officer compensation for 2022. Further, the Company does not use net income to determine compensation or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Company Operating Margin

(1)	In determining operating margin for purposes of our 2020 bonus program and as reported in the table above and chart below, the Compensation Committee excluded approximately $1.38 million related to impairment of oil and natural gas properties; no exclusions were made for 2021 or 2022.

The Company’s operating margin has comprised a substantial portion of the potential bonus amounts that may be earned by the participating Named Executive Officers under our annual short term incentive program for fiscal years 2022, 2021 and 2020. Specifically:

Year	Weighting of Operating Margin Component	Goal	Operating Margin Achieved	Bonus Amount Attributable to Operating Margin Earned and Funded
2022	50%	30% (minimum) and 50% (maximum)	63%	100%
2021	50%	25% (minimum) and 50% (maximum)	56%	100%
2020	30%	20% (minimum) and 50% (maximum)	(-102%)	0%

Compensation actually paid to the participating Named Executive Officers is less in years, like fiscal year 2020, when our operating margin performance has failed to achieve our stated goals and resulted in no payout with respect to that component of the bonus program. Specifically, when our operating margin performance was negative, the compensation actually paid to the Named Executive Officers (other than Mr. Chazen), on average, was also negative. Alternatively, for years like fiscal years 2021 and 2022, where operating margin performance was consistently strong and above the maximum stated performance goal level, resulting in maximum payout with respect to that component of the bonus program, there is not an exact correlation between the level of operating margin achieved and the compensation actually paid for those fiscal years, although the compensation actually paid to the Named Executive Officers (other than Mr. Chazen) in 2021 and 2022 is significantly greater than the compensation actually paid to them in 2020. We believe the variation in compensation actually paid for 2021 and 2022 is due to the Company’s leadership changes and internal promotions during 2022 and the significance of outstanding long term equity-based compensation awards in our compensation program.

Please refer to our “Compensation Discussion and Analysis—2022 Compensation Decisions—Annual Incentive Program” for a further description of how we use operating margin in our executive compensation program.

Tabular List [Table Text Block]

Tabular List of Performance Measures

In the Company’s assessment, the financial performance measures set forth in the table below represent the most important financial performance measures used by the Company for 2022 to link compensation actually paid to the Company’s Named Executive Officers (other than Mr. Chazen) to Company performance. Please refer to the “Compensation Discussion and Analysis” for additional information.

Most Important Performance Measures to Determine 2022 Compensation Actually Paid
Operating Margin
Free Cash Flow Percentage
Stock Price
Relative Total Stockholder Return

Total Shareholder Return Amount			$ 186.41	150.00	56.12
Peer Group Total Shareholder Return Amount			143.33	101.13	61.71
Net Income (Loss)			$ 1,050,249,000	$ 559,716,000	$ (1,868,983,000)
Company Selected Measure Amount			63	56	(102)
PEO Name	Mr. Stavros	Mr. Chazen
Additional 402(v) Disclosure [Text Block]

Fair value amounts included in the table above and in the following footnotes are computed in accordance with FASB ASC 718 and, for any awards subject to market conditions, the fair value as of a given date was calculated based upon the probable outcome of such conditions as of such date. In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables above. For PSUs with a relative TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant. The range of estimates used in the Monte Carlo calculations are as follows: (a) for PSUs granted in 2019, (i) expected volatility of 87.06% and risk-free interest rate of 0.10% as of December 31, 2020, and (ii) expected volatility of 35.04% and risk-free interest rate of 1.57% as of December 31, 2019; and (b) for PSUs granted in 2020, (i) expected volatility of 51.94% and risk-free interest rate of 0.39% as of December 31, 2021, and (ii) expected volatility of 66.73% and risk-free interest rate of 0.13% as of December 31, 2020. For a discussion of the assumptions made in the valuation of these awards at grant, see Note 13—Stock Based Compensation to our audited financial statements included in our 2022 Form 10-K.

Impairment of Oil and Gas Properties			$ 0	$ 0	$ 1,380,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Operating Margin
Non-GAAP Measure Description [Text Block]
(8)

Reflects the Company’s operating margin for each specified fiscal year. Please refer to “Compensation Discussion and Analysis—2022 Compensation Decisions—Annual Incentive Program” for information regarding how we calculate operating margin. In determining operating margin for purposes of our 2020 bonus program and as reported in the table above, the Compensation Committee excluded approximately $1.38 million related to impairment of oil and natural gas properties; no exclusions were made for 2021 or 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Free Cash Flow Percentage
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Stock Price
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Stockholder Return
PSUs granted in 2019
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					87.06%	35.04%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					0.10%	1.57%
PSUs granted in 2020
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				51.94%	66.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.39%	0.13%
Mr. Chazen
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 308,927	$ 349,162	$ 255,462
PEO Actually Paid Compensation Amount			308,927	349,162	255,462
Mr. Stavros
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			3,662,058
PEO Actually Paid Compensation Amount			5,924,626
PEO [Member] | Mr. Stavros
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,257,797
PEO [Member] | Mr. Stavros | Aggregate Grant Date Fair Value of Stock Awards Granted During the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,997,089)
PEO [Member] | Mr. Stavros | Fair Value of Covered Year Stock Awards Outstanding and Unvested as of End of Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,444,663
PEO [Member] | Mr. Stavros | Change in Fair Value (from End of Prior Fiscal Year) of Prior Years' Stock Awards Outstanding and Unvested as of End of Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,250,557
PEO [Member] | Mr. Stavros | Change in Fair Value (from End of Prior Year) of Prior Years' Stock Awards that Vested during Covered Year as of the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			418,807
PEO [Member] | Mr. Stavros | Dollar Value of any Dividends Paid on Unvested Stock Awards during Covered Year Not Otherwise Included in Total Compensation for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			143,771
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,806,314	7,179,648	(711,102)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Stock Awards Granted During the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(853,057)	(1,443,129)	(997,365)
Non-PEO NEO [Member] | Fair Value of Covered Year Stock Awards Outstanding and Unvested as of End of Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,043,259	2,917,453	1,064,297
Non-PEO NEO [Member] | Change in Fair Value (from End of Prior Fiscal Year) of Prior Years' Stock Awards Outstanding and Unvested as of End of Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			509,488	2,838,801	(1,317,289)
Non-PEO NEO [Member] | Change in Fair Value (from End of Prior Year) of Prior Years' Stock Awards that Vested during Covered Year as of the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			191,498	1,406,855	$ (458,110)
Non-PEO NEO [Member] | Dollar Value of any Dividends Paid on Unvested Stock Awards during Covered Year Not Otherwise Included in Total Compensation for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 62,069	$ 16,539